VANECK EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.7%
Argentina: 4.4%
MercadoLibre, Inc. (USD) *	30,510	$40,214,011
Brazil: 8.8%
Clear Sale SA *	3,599,200	4,019,271
Fleury SA *	2,158,300	6,183,057
Infracommerce CXAAS SA *	1,901,400	645,248
JSL SA	12,889,700	16,784,622
Locaweb Servicos de Internet SA 144A *	1,722,300	1,627,680
Movida Participacoes SA	7,387,900	11,792,187
NU Holdings Ltd. (USD) *	280,000	1,332,800
Rede D’Or Sao Luiz SA 144A *	1,637,900	6,863,833
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	11,367,100	29,940,275
Vasta Platform Ltd. (USD) * †	462,498	1,484,619
Westwing Comercio Varejista Ltda *	3,274,900	762,439
		81,436,031
China: 26.8%
A-Living Smart City Services Co. Ltd. (HKD) 144A †	9,998,000	8,667,419
China Animal Healthcare Ltd. (HKD) *∞	8,365,994	1
China Education Group Holdings Ltd. (HKD)	26,953,000	25,942,143
Fu Shou Yuan International Group Ltd. (HKD)	7,282,000	5,892,063
Ganfeng Lithium Group Co. Ltd.	802,376	7,771,884
JD.com, Inc. (HKD)	251,938	5,501,367
Jinxin Fertility Group Ltd. (HKD) 144A †	5,205,000	3,502,350
KE Holdings, Inc. (ADR) *	442,900	8,344,236
Meituan (HKD) 144A *	112,650	2,043,720
Ming Yang Smart Energy Group Ltd.	475,935	1,561,455
NetEase, Inc. (HKD)	497,900	8,789,363
Pharmaron Beijing Co. Ltd. (HKD) 144A	1,153,400	4,827,039
Ping An Bank Co. Ltd.	9,064,569	16,514,997
Prosus NV (EUR)	606,317	47,477,048
Shandong Head Group Co. Ltd.	1,183,575	3,870,677
Shanghai Baosight Software Co. Ltd.	1,699,728	14,403,415
Shenzhen Inovance Technology Co. Ltd.	623,364	6,385,011
Shenzhou International Group Holdings Ltd. (HKD)	519,800	5,452,784
Sungrow Power Supply Co. Ltd.	905,746	13,848,563
Tencent Holdings Ltd. (HKD)	126,500	6,181,966
Topsports International Holdings Ltd. (HKD) 144A	3,536,000	3,223,246
Wuxi Biologics Cayman, Inc. (HKD) 144A *	1,831,000	11,282,545
	Number of Shares	Value
China (continued)
Wuxi Shangji Automation Co. Ltd.	576,473	$8,574,890
Yifeng Pharmacy Chain Co. Ltd.	709,324	5,979,463
Yum China Holdings, Inc. (HKD) †	109,800	6,876,473
Zai Lab Ltd. (HKD) * †	1,515,700	5,051,193
Zhejiang Huayou Cobalt Co. Ltd.	624,228	5,001,005
Zhejiang Supcon Technology Co. Ltd. *	253,100	3,837,679
		246,803,995
Egypt: 1.5%
Cleopatra Hospital *	35,083,115	5,028,261
Commercial International Bank Egypt SAE	5,207,913	8,619,758
		13,648,019
Georgia: 4.3%
Bank of Georgia Group Plc (GBP)	945,697	32,118,765
Georgia Capital Plc (GBP) *	764,897	7,407,075
		39,525,840
Germany: 1.1%
Delivery Hero SE 144A *	298,800	10,193,531
Greece: 0.2%
Eurobank Ergasias Services and Holdings SA *	1,200,000	1,589,980
Hungary: 0.9%
OTP Bank Nyrt	294,400	8,404,968
India: 13.4%
Cholamandalam Investment and Finance Co. Ltd.	745,200	6,912,323
Delhivery Ltd. *	1,790,757	7,188,360
HDFC Bank Ltd.	1,128,200	22,182,797
HDFC Bank Ltd. (ADR)	318,000	21,201,060
Oberoi Realty Ltd.	768,100	7,893,744
Phoenix Mills Ltd.	642,300	10,152,682
Reliance Industries Ltd.	1,620,976	46,089,778
Sterling and Wilson Renewable *	400,000	1,450,227
		123,070,971
Indonesia: 1.6%
Bank BTPN Syariah Tbk PT	102,606,000	14,990,107
Kazakhstan: 3.1%
Kaspi.kz JSC (USD) (GDR)	373,540	28,202,270
Kuwait: 0.4%
Humansoft Holding Co. KSC *	316,190	4,014,387
Mexico: 2.9%
Qualitas Controladora SAB de CV †	811,558	5,181,451
Regional SAB de CV	2,861,900	21,861,295
		27,042,746
Philippines: 4.8%
Bloomberry Resorts Corp. *	81,287,500	14,706,116

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VANECK EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Philippines (continued)
International Container Terminal Services, Inc.	7,458,850	$29,286,334
		43,992,450
Poland: 1.2%
InPost SA (EUR) *	1,218,300	11,141,808
Russia: 0.0%
Detsky Mir PJSC 144A *∞	11,544,900	0
Fix Price Group Plc (USD) (GDR) *∞	3,811,800	0
Sberbank of Russia PJSC *∞	5,555,460	0
Yandex NV (USD) *∞	390,700	0
		0
South Africa: 0.2%
Transaction Capital Ltd.	2,942,710	2,100,250
South Korea: 3.4%
Doosan Fuel Cell Co. Ltd. * †	214,460	5,560,931
LG Chem Ltd.	42,270	23,214,411
Samsung Biologics Co. Ltd. 144A *	3,450	2,091,266
		30,866,608
Taiwan: 10.8%
Chroma ATE, Inc.	1,555,000	9,092,072
MediaTek, Inc.	632,000	16,385,305
Poya International Co. Ltd.	590,697	11,097,680
Taiwan Semiconductor Manufacturing Co. Ltd.	3,172,000	55,588,050
Wiwynn Corp.	191,000	7,086,369
		99,249,476
Tanzania: 1.3%
Helios Towers Plc (GBP) *	9,020,647	11,564,187
Turkey: 4.8%
Agesa Hayat ve Emeklilik AS	2,140,800	2,745,796
MLP Saglik Hizmetleri AS 144A *	5,858,839	21,692,191
Sok Marketler Ticaret AS *	7,679,978	11,618,259
Tofas Turk Otomobil Fabrikasi AS	878,700	8,573,214
		44,629,460
United Arab Emirates: 0.3%
Americana Restaurants International Plc *	2,732,000	2,834,287
United Kingdom: 0.5%
Hirco Plc *∞	812,346	1
ReNew Energy Global Plc (USD) * †	879,000	4,939,980
		4,939,981
Total Common Stocks (Cost: $938,900,791)		890,455,363

PREFERRED SECURITIES: 3.3%
Brazil: 0.6%
Raizen SA	10,450,000	5,876,057
	Number of Shares	Value
South Korea: 2.7%
Samsung Electronics Co. Ltd.	598,780	$24,917,991
Total Preferred Securities (Cost: $47,868,491)		30,794,048

MONEY MARKET FUND: 0.4% (Cost: $3,323,117)
Invesco Treasury Portfolio - Institutional Class	3,323,117	3,323,117

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $990,092,398)		924,572,528

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7%
Money Market Fund: 0.7% (Cost: $6,870,354)
State Street Navigator Securities Lending Government Money Market Portfolio	6,870,354	6,870,354
Total Investments: 101.1% (Cost: $996,962,752)		931,442,882
Liabilities in excess of other assets: (1.1)%		(10,201,714)
NET ASSETS: 100.0%		$921,241,168

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Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $23,462,040.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $76,014,820, or 8.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	21.2%	$196,289,127
Financials	18.8	173,163,423
Information Technology	17.9	165,805,352
Industrials	15.5	143,514,663
Health Care	7.2	66,521,735
Energy	5.6	51,965,834
Materials	4.3	39,857,978
Real Estate	3.8	35,058,081
Communication Services	2.9	26,535,516
Consumer Staples	1.9	17,597,722
Utilities	0.5	4,939,980
Money Market Fund	0.4	3,323,117
	100.0%	$924,572,528

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